Credit Facility (Tables)	12 Months Ended
May 03, 2014
Credit Facility

Selected information related to the Company’s credit facilities:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
Credit facility at period end	$—	77,000	324,200
Average balance outstanding during the period	$48,254	214,702	306,038
Maximum borrowings outstanding during the period	$180,300	462,900	582,000
Weighted average interest rate during the period (a)	15.65%	5.56%	4.71%
Interest rate at end of period	0.00%	4.93%	3.32%

(a)	Includes commitment fees.